Business Segment (Details) - Schedule of segment reporting - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Segment (Details) - Schedule of segment reporting [Line Items]
Net interest income and UF indexation	$ 2,266,129	$ 1,574,022	$ 1,316,788
Net commissions income	522,132	455,028	445,968
Net financial income	306,824	170,979	145,383
Other income	34,507	23,049	19,271
Income attributable to investments in other companies	13,031	1,793	(5,099)
Operating income, before expected credit losses	3,142,623	2,224,871	1,922,311
Expenses for expected credit losses	(412,130)	(19,172)	(547,106)
Total operating income, after expected credit losses	2,730,493	2,205,699	1,375,205
Expenses from salaries and employee benefits	(528,226)	(450,952)	(457,176)
Administrative expenses	(355,274)	(324,625)	(318,881)
Depreciation and amortization	(84,205)	(76,798)	(73,357)
Impairment of non-financial assets	(77)	(1,690)	(1,661)
Other operating expenses	(27,701)	(19,348)	(19,277)
Total operating expenses	(995,483)	(873,413)	(870,352)
Income from operations	1,735,010	1,332,286	504,853
Income taxes	(289,209)	(275,969)	(103,223)
Income after income taxes	1,445,801	1,056,317	401,630
Assets	54,553,267	51,149,548	45,235,494
Current and deferred taxes	555,587	276,400	315,466
Total assets	55,108,854	51,425,948	45,550,960
Liabilities	49,676,485	46,494,693	41,553,568
Current and deferred taxes	932	112,283	311
Total liabilities	49,677,417	46,606,976	41,553,879
Subtotal [Member]
Business Segment (Details) - Schedule of segment reporting [Line Items]
Net interest income and UF indexation	2,235,412	1,553,436	1,311,863
Net commissions income	546,812	485,099	462,831
Net financial income	303,519	151,063	146,214
Other income	37,852	29,184	28,451
Income attributable to investments in other companies	13,580	2,240	(4,661)
Operating income, before expected credit losses	3,137,175	2,221,022	1,944,698
Expenses for expected credit losses	(435,118)	(357,065)	(463,795)
Total operating income, after expected credit losses	2,702,057	1,863,957	1,480,903
Expenses from salaries and employee benefits	(528,245)	(450,969)	(457,193)
Administrative expenses	(375,540)	(343,717)	(340,344)
Depreciation and amortization	(84,205)	(76,798)	(73,357)
Impairment of non-financial assets	(77)	(1,422)	(1,661)
Other operating expenses	(28,798)	(20,579)	(19,277)
Total operating expenses	(1,016,865)	(893,485)	(891,832)
Income from operations	1,685,192	970,472	589,071
Income taxes	(275,757)	(178,280)	(125,962)
Income after income taxes	1,409,435	792,192	463,109
Assets	54,765,791	51,692,651	45,842,967
Current and deferred taxes	726,910	435,123	380,894
Total assets	55,492,701	52,127,774	46,223,861
Liabilities	50,633,442	47,721,123	42,497,282
Current and deferred taxes	932	113,129	311
Total liabilities	50,634,374	47,834,252	42,497,593
Reclassifications and adjustments to conform IFRS [Member]
Business Segment (Details) - Schedule of segment reporting [Line Items]
Net interest income and UF indexation	30,717	20,586	4,925
Net commissions income	(24,680)	(30,071)	(16,863)
Net financial income	3,305	19,916	(831)
Other income	(3,345)	(6,135)	(9,180)
Income attributable to investments in other companies	(549)	(447)	(438)
Operating income, before expected credit losses	5,448	3,849	(22,387)
Expenses for expected credit losses	22,988	337,893	(83,311)
Total operating income, after expected credit losses	28,436	341,742	(105,698)
Expenses from salaries and employee benefits	19	17	17
Administrative expenses	20,266	19,092	21,463
Depreciation and amortization
Impairment of non-financial assets		(268)
Other operating expenses	1,097	1,231
Total operating expenses	21,382	20,072	21,480
Income from operations	49,818	361,814	(84,218)
Income taxes	(13,452)	(97,689)	22,739
Income after income taxes	36,366	264,125	(61,479)
Assets	(212,524)	(543,103)	(607,473)
Current and deferred taxes	(171,323)	(158,723)	(65,428)
Total assets	(383,847)	(701,826)	(672,901)
Liabilities	(956,957)	(1,226,430)	(943,714)
Current and deferred taxes		(846)
Total liabilities	(956,957)	(1,227,276)	(943,714)
Retail [Member]
Business Segment (Details) - Schedule of segment reporting [Line Items]
Net interest income and UF indexation	1,446,495	1,083,179	940,075
Net commissions income	301,638	260,416	265,338
Net financial income	8,248	15,211	2,651
Other income	22,973	16,653	17,673
Income attributable to investments in other companies	9,089	(452)	(6,674)
Operating income, before expected credit losses	1,788,443	1,375,007	1,219,063
Expenses for expected credit losses	(323,364)	(257,547)	(325,852)
Total operating income, after expected credit losses	1,465,079	1,117,460	893,211
Expenses from salaries and employee benefits	(339,849)	(289,103)	(295,301)
Administrative expenses	(272,748)	(252,858)	(249,478)
Depreciation and amortization	(69,100)	(62,728)	(59,730)
Impairment of non-financial assets	(9)	(30)	(1,019)
Other operating expenses	(17,114)	(13,776)	(14,983)
Total operating expenses	(698,820)	(618,495)	(620,511)
Income from operations	766,259	498,965	272,700
Assets	22,025,372	20,515,244	18,800,918
Liabilities	17,572,012	16,779,925	13,848,124
Wholesale [Member]
Business Segment (Details) - Schedule of segment reporting [Line Items]
Net interest income and UF indexation	862,976	472,520	377,314
Net commissions income	73,208	67,343	55,599
Net financial income	57,389	49,864	34,979
Other income	11,349	9,456	8,677
Income attributable to investments in other companies	3,496	2,075	1,548
Operating income, before expected credit losses	1,008,418	601,258	478,117
Expenses for expected credit losses	(103,745)	(98,516)	(136,387)
Total operating income, after expected credit losses	904,673	502,742	341,730
Expenses from salaries and employee benefits	(102,395)	(82,706)	(85,469)
Administrative expenses	(66,547)	(58,940)	(58,440)
Depreciation and amortization	(8,540)	(8,107)	(7,317)
Impairment of non-financial assets	(122)	(1,169)
Other operating expenses	(10,183)	(5,073)	(5,362)
Total operating expenses	(187,787)	(155,995)	(156,588)
Income from operations	716,886	346,747	185,142
Assets	13,576,675	12,806,409	10,811,000
Liabilities	10,151,503	10,530,749	10,143,939
Treasury [Member]
Business Segment (Details) - Schedule of segment reporting [Line Items]
Net interest income and UF indexation	(60,467)	(1,416)	(3,603)
Net commissions income	(2,280)	(2,288)	(1,969)
Net financial income	172,949	51,918	75,144
Other income
Income attributable to investments in other companies	345	118	(7)
Operating income, before expected credit losses	110,547	48,332	69,565
Expenses for expected credit losses	(8,009)	(1,002)	(1,176)
Total operating income, after expected credit losses	102,538	47,330	68,389
Expenses from salaries and employee benefits	(2,645)	(2,156)	(2,023)
Administrative expenses	(1,771)	(1,360)	(1,414)
Depreciation and amortization	(424)	(365)	(312)
Impairment of non-financial assets
Other operating expenses		(21)	1,155
Total operating expenses	(4,840)	(3,902)	(2,594)
Income from operations	97,698	43,428	65,795
Assets	18,602,123	17,412,551	15,400,139
Liabilities	22,182,398	19,640,221	17,844,350
Subsidiaries [Member]
Business Segment (Details) - Schedule of segment reporting [Line Items]
Net interest income and UF indexation	(13,592)	(847)	(1,923)
Net commissions income	174,246	159,628	143,863
Net financial income	64,933	34,070	33,440
Other income	3,530	3,075	2,101
Income attributable to investments in other companies	650	499	472
Operating income, before expected credit losses	229,767	196,425	177,953
Expenses for expected credit losses			(380)
Total operating income, after expected credit losses	229,767	196,425	177,573
Expenses from salaries and employee benefits	(83,356)	(77,004)	(74,400)
Administrative expenses	(34,474)	(30,559)	(31,012)
Depreciation and amortization	(6,141)	(5,598)	(5,998)
Impairment of non-financial assets	54	(223)	(642)
Other operating expenses	(1,501)	(1,709)	(87)
Total operating expenses	(125,418)	(115,093)	(112,139)
Income from operations	104,349	81,332	65,434
Assets	561,621	958,447	830,910
Liabilities	$ 727,529	$ 770,228	$ 660,869